10Q BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended		12 Months Ended
	Apr. 17, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Increase (decrease) net cash provided by operating activities		$ 555,124	$ 529,579	$ 3,057,583	$ 2,549,805	$ 2,540,194
Net cash used in financing activities		$ 31,526	276,698	2,291,758	(1,840,057)	1,672,855
Worldpay Holdco, LLC | Forecast
Product Information [Line Items]
Business acquisition percentage	100.00%
Worldpay Holdco, LLC | Forecast | GTCR LLC
Product Information [Line Items]
Cash paid to EVO shareholders	$ 6,100,000
Equity interest issued (in shares)	43.3
Revision of Prior Period, Reclassification, Adjustment
Product Information [Line Items]
Increase (decrease) net cash provided by operating activities			113,300	(475,100)	301,100	296,200
Net cash used in financing activities			$ 113,300	$ (475,100)	$ 301,100	$ (296,200)